Commitments and Contingencies - Future Minimum Rentals Payable Under Non-cancellable Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum rentals payable under non-cancellable operating leases	¥ 2,020	$ 313	¥ 190
One year or less [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum rentals payable under non-cancellable operating leases	321	50	105
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum rentals payable under non-cancellable operating leases	1,628	252	85
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum rentals payable under non-cancellable operating leases